Off-balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 5,868,530	$ 13,165,493	$ 15,077,049
Securities Held in Custody	$ 432,046,616	$ 552,773,188	$ 476,985,232